Condensed Consolidated Statements of Changes In Equity (Unaudited) - GBP (£)		Issued capital [member]	Share premium [member]	Other Reserve [Member]	Retained earnings [member]	Total
Balance, at Dec. 31, 2021	[1]	£ 195,476		£ 16,710,757	£ (33,465,282)	£ (16,559,049)
IfrsStatementLineItems [Line Items]
Net income for the period					512,658	512,658
Recognition of share-based payment costs					837,406	837,406
Issue of share capital, net		200,162	16,027,724			16,227,886
Balance, at Jun. 30, 2022		395,638	16,027,724	16,710,757	(32,115,218)	1,018,901
Balance, at Dec. 31, 2022		397,493	16,597,811	16,710,757	(33,731,738)	(25,677)
IfrsStatementLineItems [Line Items]
Net income for the period					353,582	353,582
Recognition of share-based payment costs					142,321	142,321
Issue of share capital, net		485	1,536,360			1,536,845
Balance, at Jun. 30, 2023		£ 397,978	£ 18,134,171	£ 16,710,757	£ (33,235,835)	£ 2,007,071

[1]	Share capital, Share premium and Other reserves in the table above have been adjusted to give retrospective effect to the Group’s corporate reorganization. Further details of the effects of this reorganization are provided in Note 1.